Document And Entity Information	3 Months Ended
Mar. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	0
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	ASC